Property, Plant, and Equipment (Details) - Schedule of Property, Plant and Equipment - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant, and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total amount	$ 152,486	$ 94,767
Leasehold improvements [Member]
Property, Plant, and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
At cost	55,735	55,735
Less: Accumulated depreciation	(55,735)	(44,691)
Total amount		11,044
Office equipment [Member]
Property, Plant, and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
At cost	431,058	229,005
Less: Accumulated depreciation	(278,572)	(145,282)
Total amount	$ 152,486	$ 83,723